Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	93 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000099641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	18.73%	12.87%		11.99%
C000099643
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	22.44%	13.09%		11.70%
C000188496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000099644
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
Without Sales Load [Member] | C000099641
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%	13.92%		12.51%
Without Sales Load [Member] | C000099643
Average Annual Return [Line Items]
Average Annual Return, Percent	23.44%	13.09%		11.70%
Without Sales Load [Member] | C000188496
Average Annual Return [Line Items]
Average Annual Return, Percent	24.73%	14.26%	14.21%
Without Sales Load [Member] | C000099644
Average Annual Return [Line Items]
Average Annual Return, Percent	24.62%	14.19%		12.79%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.45%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%